Disclosure of information on segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information on segments
Schedule of reportable segments details

														Equity accounted investees
							Exploration							Sociedad
							and	Energy						Minera	Compañía
							development	generation		Rental of	Holding of			Cerro	Minera	Tinka	Total	Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	mining	and	Insurance	mining	investment	Industrial		Verde	Coimolache	Resources	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	projects	transmission	brokerage	concessions	in shares	activities	Corporate	S.A.A	S.A.	Ltd.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2021
Results:
Continuing operations
Sales
Sales of goods	79,375	89,567	56,065	181,021	410,390	39,380	—	—	—	—	—	47,024	—	4,199,448	215,481	—	5,317,751	(4,454,281)	863,470
Sales of services	—	—	—	—	—	—	—	53,083	15,651	—	551	13,876	—	—	—	—	83,161	(62,109)	21,052
Royalty income	—	—	—	—	—	—	—	—	—	15,928	—	—	—	—	—	—	15,928	—	15,928
Total sales	79,375	89,567	56,065	181,021	410,390	39,380	—	53,083	15,651	15,928	551	60,900	—	4,199,448	215,481	—	5,416,840	(4,516,390)	900,450
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(95,359)	(56,183)	(31,319)	(82,531)	(248,021)	(46,531)	—	—	—	—	—	(46,811)	—	(2,272,989)	(106,088)	—	(2,985,832)	2,456,101	(529,731)
Unabsorbed cost due to production stoppage	(25,326)	—	—	—	—	—	—	—	—	—	—	(1,050)	—	—	—	—	(26,376)	867	(25,509)
Cost of sales of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(20,781)	—	—	—	(3,940)	—	—	—	—	(24,721)	23,452	(1,269)
Depreciation and amortization	(14,083)	(8,409)	(6,849)	(63,638)	(68,830)	(5,449)	—	(8,995)	—	—	—	(11,569)	—	—	(43,698)	—	(231,520)	44,309	(187,211)
Exploration in operating units	(11,090)	(11,466)	(6,107)	(10,076)	(17,099)	(574)	—	—	—	—	—	—	—	—	(6,191)	—	(62,603)	6,191	(56,412)
Mining royalties	(998)	(7,636)	(599)	(1,712)	(1,626)	(403)	—	—	—	—	—	—	—	—	(529)	—	(13,503)	529	(12,974)
Total operating costs	(146,856)	(83,694)	(44,874)	(157,957)	(335,576)	(52,957)	—	(29,776)	—	—	—	(63,370)	—	(2,272,989)	(156,506)	—	(3,344,555)	2,531,449	(813,106)
Gross profit (loss)	(67,481)	5,873	11,191	23,064	74,814	(13,577)	—	23,307	15,651	15,928	551	(2,470)	—	1,926,459	58,975	—	2,072,285	(1,984,941)	87,344
Operating expenses, net
Administrative expenses	(6,758)	(7,649)	(4,737)	(15,382)	(7,229)	(2,932)	(1,447)	(2,942)	(11,796)	(242)	(1,687)	(1,102)	(4,534)	—	(3,718)	(5,692)	(77,847)	10,262	(67,585)
Selling expenses	(3,738)	(401)	(480)	(5,485)	(9,946)	(124)	—	(740)	—	—	—	(559)	—	—	(1,114)	—	(22,587)	1,760	(20,827)
Exploration in non-operating areas	(65)	—	—	—	(1,383)	(5,742)	(1,011)	—	—	—	—	—	(3,100)	—	—	—	(11,301)	31	(11,270)
Write –off of stripping activity asset	—	—	—	—	(6,763)	—	—	—	—	—	—	—	—	—	—	—	(6,763)	—	(6,763)
Reversal (provision) of contingencies and others	(1,291)	70	320	25	(356)	(1,029)	132	111	—	15	—	9	(436)	—	—	—	(2,430)	(257)	(2,687)
Impairment recovery (loss) of long-lived assets	—	—	—	—	—	4,964	—	—	—	—	—	(19,874)	—	—	—	—	(14,910)	—	(14,910)
Other, net	(7,865)	(501)	(844)	(4,797)	(12,571)	(44)	(371)	134	—	34	(44)	(82)	(80)	—	156	—	(26,875)	(2,385)	(29,260)
Total operating expenses, net	(19,717)	(8,481)	(5,741)	(25,639)	(38,248)	(4,907)	(2,697)	(3,437)	(11,796)	(193)	(1,731)	(21,608)	(8,150)	—	(4,676)	(5,692)	(162,713)	9,411	(153,302)
Operating income (loss)	(87,198)	(2,608)	5,450	(2,575)	36,566	(18,484)	(2,697)	19,870	3,855	15,735	(1,180)	(24,078)	(8,150)	1,926,459	54,299	(5,692)	1,909,572	(1,975,530)	(65,958)

Share in the results of associates and joint venture	—	—	—	—	36	—	—	20,525	(15)	—	(411,974)	—	236,593	—	—	—	(154,835)	395,285	240,450
Finance income	—	—	—	—	388	196	—	124	—	—	—	12	5,659	—	247	—	6,626	(674)	5,952
Finance costs	(431)	(493)	(484)	(270)	(7,126)	(1,361)	(238)	(4,731)	(52)	(2)	(1)	(98)	(45,719)	(28,775)	(2,613)	—	(92,394)	31,765	(60,629)
Net loss from currency exchange difference	(2,010)	(129)	(612)	(641)	(2,346)	(296)	(1,210)	(377)	397	(83)	(7)	(1,824)	(9,542)	29,493	(1,819)	—	8,994	(27,680)	(18,686)
Profit (loss) before income tax	(89,639)	(3,230)	4,354	(3,486)	27,518	(19,945)	(4,145)	35,411	4,185	15,650	(413,162)	(25,988)	178,841	1,927,177	50,114	(5,692)	1,677,963	(1,576,834)	101,129
Current income tax	(57)	(65)	(41)	(132)	(12,220)	—	—	(1,132)	(1,673)	(4,661)	(121)	(291)	—	(704,455)	(27,702)	—	(752,550)	732,175	(20,375)
Deferred income tax	—	—	—	—	(4,736)	4,212	—	6,824	70	—	—	(1,401)	38,987	(31,248)	(4,118)	—	8,590	35,456	44,046
Total income tax	(57)	(65)	(41)	(132)	(16,956)	4,212	—	5,692	(1,603)	(4,661)	(121)	(1,692)	38,987	(735,703)	(31,820)		(743,960)	767,631	23,671
Profit (loss) from continuing operations	(89,696)	(3,295)	4,313	(3,618)	10,562	(15,733)	(4,145)	41,103	2,582	10,989	(413,283)	(27,680)	217,828	1,191,474	18,294	(5,692)	934,003	(809,203)	124,800
Discontinued operations																			(387,604)
Loss for the year																			(262,804)
Total assets	111,885	47,734	30,449	264,521	694,831	121,681	442,335	385,626	19,152	4,927	261,803	63,551	3,016,730	8,124,564	414,986	59,128	14,063,903	(9,502,092)	4,561,811
Total liabilities	62,279	48,659	32,912	36,551	327,519	81,770	21,764	153,090	6,343	1,717	275,814	13,920	1,243,575	1,997,558	150,751	211	4,454,433	(2,431,153)	2,023,280
Other segment information
Investments in associates and joint venture	—	—	—	—	2,497	—	—	99,352	—	—	207,233	—	1,971,506	—	—	—	2,280,588	(858,293)	1,422,295
Acquisition of long-lived assets	16,109	2,983	2,362	3,935	37,649	999	22,513	754	139	—	—	1,744	1,122	—	—	—	90,309	—	90,309
Changes in estimates of mine closures plans	(517)	(390)	(108)	(308)	(1,410)	175	(679)	—	—	—	—	—	(35)	—	—	—	(3,272)	—	(3,272)

														Equity accounted investees

							Exploration and								Compañía
							development	Energy		Rental of	Holding of			Sociedad	Minera	Tinka	Total	Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	mining	generation and	Insurance	mining	investment	Industrial		Minera Cerro	Coimolache	Resources	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	projects	transmission	brokerage	concessions	in shares	activities	Corporate	Verde S.A.A	S.A.	Ltd.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2020
Results:
Continuing operations
Sales
Sales of goods	90,420	77,825	32,034	142,833	255,275	33,033	—	—	—	—	—	36,541	—	2,538,593	203,163	—	3,409,717	(2,772,098)	637,619
Sales of services	—	—	—	—	—	—	—	48,254	14,753	—	607	15,335	—	—	—	—	78,949	(58,664)	20,285
Royalty income	—	—	—	—	—	—	—	—	—	18,638	—	-	—	—	—	—	18,638	—	18,638
Total sales	90,420	77,825	32,034	142,833	255,275	33,033	—	48,254	14,753	18,638	607	51,876	—	2,538,593	203,163	—	3,507,304	(2,830,762)	676,542
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(100,097)	(37,139)	(16,679)	(64,107)	(170,148)	(31,978)	—	—	—	—	—	(38,607)	—	(1,939,262)	(91,089)	—	(2,546,139)	2,152,251	(393,888)
Unabsorbed cost due to production stoppage	(9,630)	(3,849)	(5,167)	(822)	(10,216)	(203)	—	—	—	—	—	(597)	—	—	—	—	(30,484)	2,726	(27,758)
Cost of sales of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(17,868)	—	—	—	(5,075)	—	—	—	—	(22,943)	21,389	(1,554)
Depreciation and amortization	(16,752)	(8,102)	(6,412)	(72,714)	(59,433)	(6,595)	—	(9,347)	—	—	—	(10,876)	—	—	(52,732)	—	(190,231)	611	(189,620)
Exploration in operating units	(6,731)	(5,198)	(3,167)	(7,157)	(5,790)	(1)	—	—	—	—	—	—	—	—	(3,586)	—	(28,044)	—	(28,044)
Mining royalties	(1,068)	(6,943)	(278)	(1,228)	(1,902)	(330)	—	—	—	—	—	—	—	—	(715)	—	(11,749)	—	(11,749)
Total operating costs	(134,278)	(61,231)	(31,703)	(146,028)	(247,489)	(39,107)	—	(27,215)	—	—	—	(55,155)	—	(1,939,262)	(148,122)	—	(2,829,590)	2,176,977	(652,613)
Gross profit (loss)	(43,858)	16,594	331	(3,195)	7,786	(6,074)	—	21,039	14,753	18,638	607	(3,279)	—	599,331	55,041	—	677,714	(653,785)	23,929
Operating expenses, net
Administrative expenses	(9,140)	(7,948)	(3,288)	(14,548)	(7,536)	(2,434)	(1,649)	(2,863)	(10,939)	(112)	(398)	(1,498)	(5,965)	—	(4,043)	(2,311)	(74,672)	7,487	(67,185)
Selling expenses	(3,806)	(436)	(438)	(3,862)	(9,070)	(104)	—	(784)	—	—	—	(687)	—	—	(1,290)	—	(20,477)	1,944	(18,533)
Write –off of stripping activity asset	—	−	−	−	(11,633)	—	—	—	—	—	—	—	—	—	—	—	(11,633)	—	(11,633)
Exploration in non-operating areas	(27)	−	−	−	(86)	(4,769)	—	—	—	—	—	—	(3,623)	—	—	—	(8,505)	30	(8,475)
Reversal (provision) of contingencies and others	28	(322)	(195)	10	(1,145)	173	33	501	—	—	—	9	(3,242)	—	—	—	(4,150)	—	(4,150)
Impairment recovery (loss) of long-lived assets	−	−	2,083	−	—	—	—	—	—	—	—	—	—	—	—	—	2,083	—	2,083
Other, net	2,776	(1,922)	(212)	(1,376)	4,547	(712)	(593)	796	—	63	(10)	989	1,186	—	188	—	5,720	(3,030)	2,690
Total operating expenses, net	(10,169)	(10,628)	(2,050)	(19,776)	(24,923)	(7,846)	(2,209)	(2,350)	(10,939)	(49)	(408)	(1,187)	(11,644)	—	(5,145)	(2,311)	(111,634)	6,431	(105,203)
Operating income (loss)	(54,027)	5,966	(1,719)	(22,971)	(17,137)	(13,920)	(2,209)	18,689	3,814	18,589	199	(4,466)	(11,644)	599,331	49,896	(2,311)	566,080	(647,354)	(81,274)
Share in the results of associates and joint venture	—	—	—	—	(253)	—	—	4,331	—	—	(67,018)	—	43,358	—	—	—	(19,582)	82,284	62,702
Finance income	—	−	−	−	257	780	1	1,622	27	9	—	38	1,405	2,350	411	—	6,900	(4,489)	2,411
Finance costs	(268)	(913)	(636)	(390)	(9,175)	(1,484)	(387)	(4,690)	(55)	(2)	(1)	(175)	(21,322)	(142,675)	(2,532)	—	(184,705)	146,883	(37,822)
Net loss from currency exchange difference	(72)	126	78	130	(404)	(306)	(808)	(402)	65	(49)	91	(984)	(1,576)	52,464	(1,267)	—	47,086	(51,202)	(4,116)
Profit (loss) before income tax	(54,367)	5,179	(2,277)	(23,231)	(26,712)	(14,930)	(3,403)	19,550	3,851	18,547	(66,729)	(5,587)	10,221	511,470	46,508	(2,311)	415,779	(473,878)	(58,099)
Current income tax	(60)	(55)	(16)	(93)	(1,483)	(17)	—	(780)	(1,475)	(5,543)	(177)	(171)	—	(236,926)	(24,801)	—	(271,597)	261,673	(9,924)
Deferred income tax	−	−	−	−	(3,346)	235	—	(9,388)	172	—	—	(347)	(2,888)	—	1,079	—	(14,483)	(1,023)	(15,506)
Total income tax	(60)	(55)	(16)	(93)	(4,829)	218	—	(10,168)	(1,303)	(5,543)	(177)	(518)	(2,888)	(236,926)	(23,722)	—	(286,080)	260,650	(25,430)
Profit (loss) from continuing operations	(54,427)	5,124	(2,293)	(23,324)	(31,541)	(14,712)	(3,403)	9,382	2,548	13,004	(66,906)	(6,105)	7,333	274,544	22,786	(2,311)	129,699	(213,228)	(83,529)
Discontinued operations																			(66,810)
Loss for the year																			(150,339)
Total assets	145,287	47,855	45,999	329,384	720,150	134,562	425,731	357,830	15,932	6,813	362,419	90,337	2,343,010	7,767,459	418,966	64,539	13,276,273	(9,296,656)	3,979,617
Total liabilities	62,024	46,787	34,431	38,923	366,705	78,916	22,695	166,396	5,569	2,694	340	13,025	410,197	2,132,131	150,463	876	3,532,172	(2,352,412)	1,179,760
Other segment information
Investments in associates and joint venture	−	−	−	−	2,374	—	—	94,117	—	—	159,529	—	2,040,598	—	—	—	2,296,618	(807,843)	1,488,775
Acquisition of long-lived assets	10,443	1,064	1,059	3,531	23,955	825	24,648	371	106	—	—	4,611	933	—	—	—	71,546	—	71,546
Changes in estimates of mine closures plans	11,745	5,042	771	1,186	2,437	9,569	808	—	—	—	—	—	—	—	—	—	31,558	—	31,558

														Equity accounted investees
							Exploration and								Compañía
							development	Energy		Rental of	Holding of			Sociedad	Minera	Total	Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	mining	generation and	Insurance	mining	investment	Industrial		Minera Cerro	Coimolache	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	projects	transmission	brokerage	concessions	in shares	activities	Corporate	Verde S.A.A	S.A.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2019
Results:
Continuing operations
Sales
Sales of goods	186,016	58,902	40,082	188,175	299,252	43,520	—	—	—	—	—	6,046	—	2,890,066	241,173	3,953,232	(3,131,302)	821,930
Sales of services	—	—	—	—	—	—	—	59,690	15,687	—	615	19,557	—	—	—	95,549	(71,888)	23,661
Royalty income	—	—	—	—	—	—	—	—	—	22,297	—	—	—	—	—	22,297	—	22,297
Total sales	186,016	58,902	40,082	188,175	299,252	43,520	—	59,690	15,687	22,297	615	25,603	—	2,890,066	241,173	4,071,078	(3,203,190)	867,888

Operating costs
Cost of sales of goods, excluding depreciation and amortization	(128,523)	(54,739)	(26,586)	(76,827)	(223,998)	(39,693)	—	—	—	—	—	(8,517)	—	(2,101,668)	(108,724)	(2,769,275)	2,256,401	(512,874)
Cost of sales of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(22,209)	—	—	—	(6,167)	—	—	—	(28,376)	24,998	(3,378)
Depreciation and amortization	(21,053)	(7,563)	(9,178)	(83,657)	(74,335)	(9,103)	—	(10,075)	—	—	—	(11,979)	—	—	(70,595)	(297,538)	71,203	(226,335)
Exploration in operating units	(8,917)	(9,040)	(5,864)	(11,613)	(8,727)	(2)	—	—	—	—	—	—	—	—	(6,487)	(50,650)	6,487	(44,163)
Mining royalties	(1,955)	(5,220)	(418)	(1,857)	(2,953)	(429)	—	—	—	—	—	—	—	—	(1,350)	(14,182)	1,350	(12,832)
Total operating costs	(160,448)	(76,562)	(42,046)	(173,954)	(310,013)	(49,227)	—	(32,284)	—	—	—	(26,663)	—	(2,101,668)	(187,156)	(3,160,021)	2,360,439	(799,582)
Gross profit (loss)	25,568	(17,660)	(1,964)	14,221	(10,761)	(5,707)	—	27,406	15,687	22,297	615	(1,060)	—	788,398	54,017	911,057	(842,751)	68,306

Operating expenses, net
Administrative expenses	(16,115)	(5,209)	(3,561)	(16,512)	(8,865)	(2,223)	(2,416)	(4,073)	(11,607)	(188)	(363)	(1,310)	(4,894)	—	(4,638)	(81,974)	5,677	(76,297)
Selling expenses	(6,876)	(258)	(403)	(3,940)	(10,856)	(321)	—	(1,115)	—	—	—	(1,324)	—	—	(1,163)	(26,256)	1,943	(24,313)
Reversal (provision) of contingencies and others	(183)	1	(148)	127	2,079	(98)	(40)	166	—	—	—	—	1,067	—	—	2,971	(3)	2,968
Exploration in non-operating areas	(2,534)	—	—	—	(2,011)	(2,784)	(90)	—	—	—	—	—	(4,492)	—	—	(11,911)	32	(11,879)
Impairment recovery (loss) of long-lived assets	—	—	(2,083)	—	—	—	—	—	—	—	—	—	—	—	—	(2,083)	—	(2,083)
Other, net	(4,147)	(8,104)	(776)	(3,767)	(6,568)	(1,119)	(419)	13,813	—	135	79	341	940	—	(5,667)	(15,259)	4,169	(11,090)
Total operating expenses, net	(29,855)	(13,570)	(6,971)	(24,092)	(26,221)	(6,545)	(2,965)	8,791	(11,607)	(53)	(284)	(2,293)	(7,379)	—	(11,468)	(134,512)	11,818	(122,694)

Operating income (loss)	(4,287)	(31,230)	(8,935)	(9,871)	(36,982)	(12,252)	(2,965)	36,197	4,080	22,244	331	(3,353)	(7,379)	788,398	42,549	776,545	(830,933)	(54,388)
Share in the results of associates and joint venture	—	—	—	—	(44)	—	—	10,374	−	—	(53,143)	−	87,358	—	—	44,545	44,745	89,290
Finance income	—	—	—	—	417	2,006	14	263	15	30	10	277	4,125	10,356	549	18,062	(12,012)	6,050
Finance costs	(532)	(733)	(1,002)	(505)	(11,440)	(3,715)	(561)	(7,483)	(89)	(4)	(6)	(990)	(16,249)	(115,877)	(3,598)	(162,784)	120,611	(42,173)
Net loss from currency exchange difference	(124)	76	3	(12)	(191)	14	(156)	62	(119)	(9)	(9)	208	(481)	5,574	277	5,113	(5,847)	(734)
Profit (loss) before income tax	(4,943)	(31,887)	(9,934)	(10,388)	(48,240)	(13,947)	(3,668)	39,413	3,887	22,261	(52,817)	(3,858)	67,374	688,451	39,777	681,481	(683,436)	(1,955)
Current income tax	—	—	—	—	(25)	(35)	—	(4,044)	(1,223)	(6,546)	(39)	—	—	(298,074)	(26,335)	(336,321)	324,410	(11,911)
Deferred income tax	—	—	—	—	15,410	(5,382)	—	(5,515)	91	—	—	1,554	31,344	—	15,017	52,519	(15,018)	37,501
Total income tax	—	—	—	—	15,385	(5,417)	—	(9,559)	(1,132)	(6,546)	(39)	1,554	31,344	(298,074)	(11,318)	(283,802)	309,392	25,590
Profit (loss) from continuing operations	(4,943)	(31,887)	(9,934)	(10,388)	(32,855)	(19,364)	(3,668)	29,854	2,755	15,715	(52,856)	(2,304)	98,718	390,377	28,459	397,679	(374,044)	23,635

Discontinued operations																		(52,094)
Loss for the year																		(28,459)

Total assets	146,486	46,750	41,858	425,297	725,973	138,458	398,838	382,481	13,822	6,252	458,212	104,335	2,371,464	7,809,424	379,915	13,449,565	(9,342,291)	4,107,274
Total liabilities	42,265	36,945	35,045	34,142	329,869	68,100	23,223	183,426	6,007	2,286	101	20,918	407,153	2,460,175	125,097	3,774,752	(2,635,678)	1,139,074
Other segment information
Investments in associates and joint venture	—	—	—	—	—	—	—	89,786	—	—	232,154	—	2,073,745	—	—	2,395,685	(907,438)	1,488,247
Acquisition of long-lived assets	31,479	1,323	1,559	9,641	28,298	1,629	26,494	223	85	—		1,443	453	—	—	102,627	—	102,627
Changes in estimates of mine closures plans	176	10,493	2,430	2,277	5,122	5,021	—	—	—				1,203			26,722	—	26,722

Schedule of reconciliation segment profit (loss) to the consolidated profit (loss) from continued operations

The reconciliation of segment profit (loss) to the consolidated profit (loss) from continuing operations follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Segments profit (loss)	934,003	129,699	397,679
Elimination of profit of equity accounted investees, not consolidated (owned by third parties)	(1,204,076)	(295,019)	(418,836)
Elimination of intercompany sales	(101,460)	(89,006)	(71,951)
Elimination of cost of sales and operating expenses intercompany	101,460	89,593	71,697
Elimination of share in the results of subsidiaries and associates	395,285	82,284	44,745
Other	(412)	(1,080)	301
Consolidated profit (loss) from continuing operations	124,800	(83,529)	23,635

Schedule of econciliation segment assets to the consolidated assets

The reconciliation of segment assets to the consolidated assets follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Segments assets	14,063,903	13,276,273	13,449,565
Elimination of assets of equity accounted investees, not consolidated (owned by third parties)	(8,598,678)	(8,250,964)	(8,189,339)
Elimination of the subsidiaries and associates of the Parent company	(914,940)	(1,005,368)	(1,111,454)
Elimination of intercompany receivables	(15,188)	(57,810)	(64,708)
Other	26,714	17,486	23,210
Consolidated assets	4,561,811	3,979,617	4,107,274

Schedule of reconciliation segment liabilities to the consolidated liabilities

The reconciliation of segment liabilities to the consolidated liabilities follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Segments liabilities	4,454,433	3,532,172	3,774,752
Elimination of liabilities of equity accounted investees, not consolidated	(2,148,520)	(2,283,470)	(2,585,272)
Elimination of intercompany payables	(282,530)	(68,961)	(50,395)
Other	(103)	19	(11)

Consolidated liabilities	2,023,280	1,179,760	1,139,074

Schedule of revenue from contract with customers

									Rental of	Holding of		Total	Adjustments
	Ucchuchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	Energy generation	Insurance	mining	investment	Industrial	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	and transmission	brokerage	concessions	in shares	activities	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2021
Revenues by type of customers:
Sales by customers -
External	80,407	89,474	57,227	182,061	468,238	29	—	—	—	—	46,954	924,390	—	924,390
Inter-segment	—	—	—	—	—	39,227	—	—	—	—	—	39,227	(39,227)	—
	80,407	89,474	57,227	182,061	468,238	39,256	—	—	—	—	46,954	963,617	(39,227)	924,390
Services -
External	—	—	—	—	—	—	5,401	15,651	—	—	—	21,052	—	21,052
Inter-segment	—	—	—	—	—	—	47,682	—	—	551	13,876	62,109	(62,109)	—
	—	—	—	—	—	—	53,083	15,651	—	551	13,876	83,161	(62,109)	21,052
Royalties -
External	—	—	—	—	—	—	—	—	15,928	—	—	15,928	—	15,928
	80,407	89,474	57,227	182,061	468,238	39,256	53,083	15,651	15,928	551	60,830	1,062,706	(101,336)	961,370
Revenues by geographic region:
Metal and concentrates sales -
Peru	69,378	6,794	43,031	161,629	420,098	39,254	—	—	—	—	2,005	742,189	(39,227)	702,962
America - other than Peru	—	82,680	—	19,602	—	2	—	—	—	—	43,704	145,988	—	145,988
Europa	10,795	—	14,196	830	24,737	—	—	—	—	—	1,245	51,803	—	51,803
Asia	234	—	—	—	23,403	—	—	—	—	—	—	23,637	—	23,637
	80,407	89,474	57,227	182,061	468,238	39,256	—	—	—	—	46,954	963,617	(39,227)	924,390
Services -
Peru	—	—	—	—	—	—	53,083	15,535	—	551	13,876	83,045	(62,109)	20,936
America - other than Peru	—	—	—	—	—	—	—	96	—	—	—	96	—	96
Europa	—	—	—	—	—	—	—	20	—	—	—	20	—	20
	—	—	—	—	—	—	53,083	15,651	—	551	13,876	83,161	(62,109)	21,052
Royalties -
Peru	—	—	—	—	—	—	—	—	15,928	—	—	15,928	—	15,928
	80,407	89,474	57,227	182,061	468,238	39,256	53,083	15,651	15,928	551	60,830	1,062,706	(101,336)	961,370

Revenues by type of good or services:
Sales by metal -
Silver	86,988	358	60,596	38,978	126,979	2,504	—	—	—	—	2,986	319,389	(2,459)	316,930
Gold	19	89,426	371	112,182	21,570	38,854	—	—	—	—	39,103	301,525	(38,849)	262,676
Copper	—	—	140	—	340,382	—	—	—	—	—	—	340,522	—	340,522
Zinc	15,214	—	—	32,001	96,365	—	—	—	—	—	—	143,580	—	143,580
Lead	9,300	—	828	19,483	22,296	—	—	—	—	—	—	51,907	—	51,907
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	4,976	4,976	—	4,976
	111,521	89,784	61,935	202,644	607,592	41,358	—	—	—	—	47,065	1,161,899	(41,308)	1,120,591
Commercial deductions	(31,114)	(310)	(4,708)	(20,583)	(139,354)	(2,102)	—	—	—	—	(111)	(198,282)	2,081	(196,201)
	80,407	89,474	57,227	182,061	468,238	39,256	—	—	—	—	46,954	963,617	(39,227)	924,390
Services -	—	—	—	—	—	—	53,083	15,651	—	551	13,876	83,161	(62,109)	21,052
Royalty income -	—	—	—	—	—	—	—	—	15,928	—	—	15,928	—	15,928
	80,407	89,474	57,227	182,061	468,238	39,256	53,083	15,651	15,928	551	60,830	1,062,706	(101,336)	961,370

							Energy		Rental of	Holding of		Total	Adjustments
	Uchuchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	Insurance	mining	investment	Industrial	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	brokerage	concessions	in shares	activities	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2020
Revenues by type of customers:
Sales by customers -
External	91,007	77,907	31,663	143,233	251,974	2,554	—	—	—	—	36,336	634,674	—	634,674
Inter-segment	—	—	—	—	(160)	30,470	—	—	—	—	—	30,310	(30,310)	—
	91,007	77,907	31,663	143,233	251,814	33,024	—	—	—	—	36,336	664,984	(30,310)	634,674
Services -
External	—	—	—	—	—	—	5,532	14,753	—	—	—	20,285	—	20,285
Inter-segment	—	—	—	—	—	—	42,722	—	—	607	15,335	58,664	(58,664)	—
	—	—	—	—	—	—	48,254	14,753	—	607	15,335	78,949	(58,664)	20,285
Royalties -
External	—	—	—	—	—	—	—	—	18,638	—	—	18,638	—	18,638
	91,007	77,907	31,663	143,233	251,814	33,024	48,254	14,753	18,638	607	51,671	762,571	(88,974)	673,597

Revenues by geographic region:
Metal and concentrates sales -
Peru	77,077	7,097	3,238	81,058	216,481	32,886	—	—	—	—	2,327	420,164	(30,310)	389,854
America - other than Peru	—	70,810	—	60,273	—	138	—	—	—	—	32,279	163,500	—	163,500
Europa	11,503	—	28,425	552	—	—	—	—	—	—	1,730	42,210	—	42,210
Asia	2,427	—	—	1,350	35,333	—	—	—	—	—	—	39,110	—	39,110
	91,007	77,907	31,663	143,233	251,814	33,024	—	—	—	—	36,336	664,984	(30,310)	634,674
Services -
Peru	—	—	—	—	—	—	48,254	14,641	—	607	15,335	78,837	(58,664)	20,173
America - other than Peru	—	—	—	—	—	—	—	92	—	—	—	92	—	92
Europa	—	—	—	—	—	—	—	20	—	—	—	20	—	20
	—	—	—	—	—	—	48,254	14,753	—	607	15,335	78,949	(58,664)	20,285
Royalties -
Peru	—	—	—	—	—	—	—	—	18,638	—	—	18,638	—	18,638
	91,007	77,907	31,663	143,233	251,814	33,024	48,254	14,753	18,638	607	51,671	762,571	(88,974)	673,597

Revenues by type of good or services:
Sales by metal -
Silver	97,903	185	33,631	32,766	63,312	2,241	—	—	—	—	2,337	232,375	(1,877)	230,498
Gold	14	77,964	14	105,359	13,667	32,672	—	—	—	—	30,023	259,713	(30,123)	229,590
Copper	—	—	48	—	181,007	—	—	—	—	—	—	181,055	256	181,311
Zinc	8,356	—	—	9,513	102,677	—	—	—	—	—	—	120,546	—	120,546
Lead	6,760	—	529	10,688	30,449	—	—	—	—	—	—	48,426	—	48,426
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	4,051	4,051	—	4,051
	113,033	78,149	34,222	158,326	391,112	34,913	—	—	—	—	36,411	846,166	(31,744)	814,422
Commercial deductions	(22,026)	(242)	(2,559)	(15,093)	(139,298)	(1,889)	—	—	—	—	(75)	(181,182)	1,434	(179,748)
	91,007	77,907	31,663	143,233	251,814	33,024	—	—	—	—	36,336	664,984	(30,310)	634,674
Services -	—	—	—	—	—	—	48,254	14,753	—	607	15,335	78,949	(58,664)	20,285
Royalty income -	—	—	—	—	—	—	—	—	18,638	—	—	18,638	—	18,638
	91,007	77,907	31,663	143,233	251,814	33,024	48,254	14,753	18,638	607	51,671	762,571	(88,974)	673,597

							Energy		Rental of	Holding of		Total	Adjustments
	Uchuchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	Insurance	mining	investment	Industrial	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	brokerage	concessions	in shares	activities	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2019
Revenues by type of customers:
Sales by customers -
External	184,982	58,796	39,639	186,668	294,842	43,894	—	—	—	—	6,046	814,867	—	814,867
Inter-segment	—	—	—	—	62	—	—	—	—	—	—	62	(62)	—
	184,982	58,796	39,639	186,668	294,904	43,894	—	—	—	—	6,046	814,929	(62)	814,867
Services -
External	—	—	—	—	—	—	7,974	15,687	—	—	—	23,661	—	23,661
Inter-segment	—	—	—	—	—	—	51,716	—	—	615	19,557	71,888	(71,888)	—
	—	—	—	—	—	—	59,690	15,687	—	615	19,557	95,549	(71,888)	23,661
Royalties -
External	—	—	—	—	—	—	—	—	22,297	—	—	22,297	—	22,297
	184,982	58,796	39,639	186,668	294,904	43,894	59,690	15,687	22,297	615	25,603	932,775	(71,950)	860,825

Revenues by geographic region:
Metal and concentrates sales -
Peru	143,512	4,833	10,451	79,631	236,844	683	—	—	—	—	1,086	477,040	(62)	476,978
America - other than Peru	—	53,963	—	79,537	—	37,326	—	—	—	—	943	171,769	—	171,769
Europa	27,848	—	22,590	135	—	5,885	—	—	—	—	4,017	60,475	—	60,475
Asia	13,622	—	6,598	27,365	58,060	—	—	—	—	—	—	105,645	—	105,645
	184,982	58,796	39,639	186,668	294,904	43,894	—	—	—	—	6,046	814,929	(62)	814,867
Services -
Peru	—	—	—	—	—	—	59,690	15,527	—	615	19,557	95,389	(71,888)	23,501
America - other than Peru	—	—	—	—	—	—	—	130	—	—	—	130	—	130
Europa	—	—	—	—	—	—	—	30	—	—	—	30	—	30
	—	—	—	—	—	—	59,690	15,687	—	615	19,557	95,549	(71,888)	23,661
Royalties -
Peru	—	—	—	—	—	—	—	—	22,297	—	—	22,297	—	22,297
	184,982	58,796	39,639	186,668	294,904	43,894	59,690	15,687	22,297	615	25,603	932,775	(71,950)	860,825

Revenues by type of good or services:
Sales by metal -
Silver	159,713	263	40,889	38,112	57,903	1,300	—	—	—	—	—	298,180	(9)	298,171
Gold	—	58,737	278	134,387	18,104	42,698	—	—	—	—	—	254,204	(10)	254,194
Copper	—	—	79	—	238,327	—	—	—	—	—	—	238,406	(102)	238,304
Zinc	38,143	—	—	19,867	91,307	—	—	—	—	—	—	149,317	—	149,317
Lead	29,735	—	1,627	14,016	43,763	—	—	—	—	—	—	89,141	—	89,141
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	6,046	6,046	—	6,046
	227,591	59,000	42,873	206,382	449,404	43,998	—	—	—	—	6,046	1,035,294	(121)	1,035,173
Commercial deductions	(42,607)	(203)	(3,233)	(19,718)	(154,500)	(104)	—	—	—	—	—	(220,365)	59	(220,306)
	184,984	58,797	39,640	186,664	294,904	43,894	—	—	—	—	6,046	814,929	(62)	814,867
Services -	—	—	—	—	—	—	59,690	15,687	—	615	19,557	95,549	(71,888)	23,661
Royalty income -	—	—	—	—	—	—	—	—	22,297	—	—	22,297	—	22,297
	184,984	58,797	39,640	186,664	294,904	43,894	59,690	15,687	22,297	615	25,603	932,775	(71,950)	860,825